Average Annual Total Returns - American Century ETF Trust		12 Months Ended	66 Months Ended
	Jan. 01, 2026	Dec. 31, 2024	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.81%	16.14%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.10%	11.75%
American Century Mid Cap Growth Insights ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.40%	10.65%
Performance Inception Date	Jul. 13, 2020
American Century Mid Cap Growth Insights ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.35%	10.64%
Performance Inception Date	Jul. 13, 2020
American Century Mid Cap Growth Insights ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.52%	8.43%
Performance Inception Date	Jul. 13, 2020